Note 6 - Disclosures to the Consolidated Statements of Income or Loss - General and Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Professional services	€ 6,241	€ 7,730	€ 7,030
Personnel expenses	2,518	6,001	4,574
Insurance	2,713	3,478	308
Impairment	0	0	1,965
Software fees and subscriptions	326	1,185	207
Bank charges	28	497	181
Other	1,378	1,132	829
Total	13,204	20,023	15,094
CSOP ESOP expenses in general and administration expense [member]
Statement Line Items [Line Items]
Personnel expenses	€ (4)	€ 711	€ 761